SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets

Items	Useful life
Property and buildings	20–40 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	3–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of estimated useful lives of intangible assets

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Schedule of shareholders' equity for the non-controlling interest from each subsidiary that is not 100% owned

The following table summarizes the shareholders’ equity for the non-controlling interest from each subsidiary that is not 100% owned by the Company:

	As of
	March 31	September 30,
	2024	2023
Gansu QLS	$202,376	$169,574
Chengdu QLS and subsidiaries	1,266,529	1,332,983
Zhongqiao	20,210	56,711
Total	$1,489,115	$1,559,268

Schedule of selling, general and administrative, research and development expense

	For the six months ended
	March 31,
	2024	2023	2022
Selling expense	$229,092	$445,154	$306,574
General and administrative expense	1,396,655	1,366,888	1,968,672
Research and development expense	467,363	272,073	—
Total	$2,093,110	$2,084,115	$2,275,246

Schedule of computation of basic and diluted earnings (loss) per share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the six months ended March 31, 2024, 2023 and 2022:

	For the six months ended March 31,
	2024	2023	2022
Numerator:
Net income attributable to ordinary shareholders	$414,468	$495,521	$87,862

Denominator:
Weighted-average number of ordinary shares outstanding – basic	35,750,000	35,750,000	35,750,000
Weighted-average number of ordinary shares outstanding – diluted	35,750,000	35,750,000	35,750,000
Earnings per share – basic	$0.01	$0.01	$0.00
Earnings per share – diluted	$0.01	$0.01	$0.00

Schedule of currency exchange rates

	March 31, 2024	September 30, 2023
Year-end spot rate	US$1=RMB 7.2212	US$1=RMB 7.2960

Average rate	US$1=RMB 7.1986	US$1=RMB 7.0533

Schedule of reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis

The following is a reconciliation of the beginning and ending balance of the investment in securities measured at fair value on a recurring basis for the six months ended March 31, 2024, 2023 and 2022:

	As of	As of	As of
	March 31,	March 31,	March 31,
	2024	2023	2022
Beginning balance	$13,943,019	$19,470,400	20,323,400
Change in fair value	1,066,927	245,800	(988,800)
Ending balance	$15,009,946	$19,716,200	19,334,600